Azzad Ethical Fund
Investment Objective
Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Fees and Expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Azzad Ethical Fund
Redemption Fee (as a % of amount redeemed within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Azzad Ethical Fund
Management fees		0.80%
Distribution and/or Service (12b-1) fees		0.15%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver	[1]	(0.36%)
Total Annual Fund Operating Expenses after Fee Waiver		0.99%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Azzad Ethical Fund	101	315	547	1,447

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.43% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in common stocks of companies of all sizes that comply with the Adviser’s ethical investment restrictions.  In addition, the Fund may purchase domestic and foreign stocks directly or through American Depository Receipts (ADRs).  The Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Fund. The Adviser looks for companies of any market cap that it believes are reasonably priced with high forecasted earnings potential.

The Fund’s Subadviser, Ziegler Lotsoff Capital Management (“ZLCM”), assists the Adviser in managing the Fund’s portfolio by providing an investment model that the Adviser uses in managing the Fund’s investments and making recommendations regarding specific portfolio investments. The model consists primarily of mid cap domestic growth companies that ZLCM believes have demonstrated above-average and consistent long-term growth in earnings and have excellent prospects for future growth. A mid cap company has a market capitalization between $1.5 billion and $12 billion or is within the range of market capitalizations represented in the Russell Midcap Index (between $1.4 billion and $17.4 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase.

ZLCM evaluates companies by combining a proprietary quantitative model that scores stocks with a fundamental evaluation that confirms the attractiveness of the top scoring stocks. This multi-factor model uses cash flow analysis to identify stocks that are trading at or below their fair market value. ZLCM believes that inflation adjusted returns and cash flow analysis provide the most accurate measure of a company’s value. The model, along with specific recommendations, are provided to the Adviser and implemented at the Adviser’s discretion. The Adviser conducts all trades for the Fund.

The essence of the Fund’s strategy is to invest in quality companies that share several attributes that the portfolio managers believe should result in capital appreciation over time: sustainable competitive advantages, promising fundamentals that allow for significant earnings growth, skilled management teams and solid financials including low debt.

To take advantage of market inefficiencies, the Fund may be actively traded. During these periods, the Fund’s turnover rate may exceed 100%.

The Adviser will decide which securities to purchase for the Fund. The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk. A security may also be sold when better risk/reward opportunities may be found in other stocks.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund also will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as World Bank bonds and U.S. Treasury bonds, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as certificates of deposit, bank notes or short term money market instruments that are not based on interest based lending arrangements.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies than diversified funds, exposing it to more volatility and/or market risk than diversified funds.

Principal Risks of Investing in the Fund

Although the Adviser makes every effort to achieve the Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

- Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large capitalization stocks. Small and medium cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

- The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

- The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies exposing it to more volatility and/or market risk than diversified funds. The Fund also generally avoids companies in certain economic sectors and its performance may suffer if these sectors outperform the overall stock market.

- Individual stocks in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

- Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.  There is also the risk of confiscation, taxation, currency blockage or political or social instability.

- Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

- The Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. As a result, the Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

- Certificates of deposit, bank notes and short-term money market instruments in which the Fund invests can fluctuate in value. Like other fixed income securities, they are subject to risk, including market and credit risk. They also may be subject to counterparty risk, which is the risk that the other party(s) to an agreement or a participant in a transaction, such as a bank, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction. To the extent that the Fund’s assets are deposited into short term money market instruments, it will be more difficult for the Fund to achieve its objective.

- Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

You should consider investing in the Fund if you are looking for long-term total return and are willing to accept the associated risks.

Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Annual Total Returns for the Years Ended December 31

For the period from 1-1-2013 through 9-30-2013, the total return for the Fund was +25.28%

Best Quarter: ended 6-30-2009: +23.72%

Worst Quarter: ended 12-31-2008: -25.23%

The Fund’s inception date was: December 22, 2000

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Azzad Ethical Fund -Comparison Index- Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	15.76%	3.14%	10.36%
Azzad Ethical Fund	7.74%	3.46%	7.37%
Azzad Ethical Fund Return After Taxes on Distributions	7.25%	3.04%	6.74%
Azzad Ethical Fund Return After Taxes on Distributions and Sale of Fund Shares	6.33%	2.76%	6.21%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Wise Capital Fund
Investment Objective
Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Fees and Expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Azzad Wise Capital Fund
Redemption Fee (as a % of amount redeemed within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Azzad Wise Capital Fund
Management fees		1.19%
Distribution and/or Service (12b-1) fees		0.05%
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.56%
Fee Waiver	[1]	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver		1.52%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 1.49% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Azzad Wise Capital Fund	155	480	829	1,837

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.40% of the average value of its portfolio.

Principal Investment Strategy

Azzad Wise Capital Fund invests primarily in notes and certificates issued for payment by international financial institutions, foreign governments, and agencies of foreign governments in transactions structured to be compliant with the Fund’s ethical investment guidelines.  Examples of these notes and certificates include sukuk, which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased, and wakala, in which accounts are operated under the Islamic finance principle of wakala (an agency agreement). Sukuk, similar to bonds, are issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer, and as such are linked to those assets.  Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee. With wakala, a bank, as agent, raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities.

The Fund may also invest in unaffiliated funds located in the United States and other countries. These funds primarily invest in sukuk and other securities (such as wakala) that are consistent with the Adviser’s ethical guidelines.

The Fund may also invest in notes issued in transactions where the Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction.  Most of these counterparties are foreign banks and some of these issuers may be in emerging markets.  However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit and other similar fixed income products.  The Fund concentrates its investments in the financial services industry.  The Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to five years.  While the Fund generally purchases securities at the lower end of this maturity range, the Fund may purchase securities with maturities at the longer end of this range when the Adviser determines that they offer an attractive return or to lengthen the average duration of the Fund. The Fund anticipates approximately 90% of the Fund’s notes will be above investment grade at the time of purchase. Approximately 10% of the Fund’s notes and certificates may be below investment grade (but not lower than a B rating by Moody or an equivalent credit agency. When a credit rating is not available, the Adviser will conduct its own internal analysis).

The Fund may invest up to 15% of its assets in illiquid securities as defined by the Investment Company Act of 1940.

The Fund also may invest in domestic and international common stocks of any market capitalization, including emerging market securities.  These are generally stocks of dividend paying companies the Adviser believes may provide the Fund with added liquidity and income in the form of dividends. The Fund may pursue an active trading strategy with regards to this portion of the portfolio resulting in higher portfolio turnover than mutual funds that do not actively trade securities.  The Fund also invests in securities issued by foreign governments and agencies of foreign governments (sovereign debt) based on the Adviser’s analysis of a country’s credit rating, foreign currency reserves and the economic and political conditions of the country.

The Fund may invest in short term income producing investments such as money market accounts and certificates of deposit that are in compliance with its ethical guidelines.

The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund will also not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as sukuk, certificates of deposit, bank notes and short term bank deposits.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties than diversified funds exposing it to more volatility and/or market risk than diversified funds.

Principal Risks of Investing in the Fund

Although the Adviser makes every effort to achieve the Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

- The Fund will be investing in certificates, notes and other securities, which are subject to credit risk. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could result in a loss to the Fund.

- A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

- Sukuk involve many of the same risks that conventional bonds incur such as: credit and counterparty risk, interest rate, maturity and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

- When the Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

- When the Fund invests in other funds, the Fund will be subject to investment advisory and other expenses that will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other funds and also may be higher than the cost of investing in other mutual funds that invest directly in securities.  Investment companies are subject to specific risks, depending on the nature of the fund.

- The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

- The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties exposing it to more volatility and/or market risk than diversified funds. In addition, the Fund often invests a significant portion of its assets in companies within the financial services sector and its performance may suffer if this sector underperforms the overall stock market.

- Individual securities or other holdings in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

- Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

- Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

- The Fund will concentrate its investments in the financial services industry.  Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry.  Further, because the Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than a fund that does not concentrate.

- Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

- The Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

- The Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.

- The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid as defined by the Investment Company Act of 1940.  These can include certificates issued by foreign banks, sukuk and wakala.  As a result, if the Fund receives a large amount of redemptions, the Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

- Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  The Fund may have a high portfolio turnover rate. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.

You should consider investing in the Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a 1-year period and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Annual Total Returns for the Years Ended December 31

For the period from 1-1-2013 through 9-30-2013, the total return for the Fund was +0.95%

Best Quarter: ended 9-30-2010: +1.93%

Worst Quarter: ended 6-30-2010: -1.66%

The Fund’s inception date was April 1, 2010

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	Since Inception
Azzad Wise Capital Fund -Comparison Index- BofAML US Corp & Govt 1-3 Yr Index (reflects no deduction for fees, expenses or taxes)	1.48%	1.81%
Azzad Wise Capital Fund	5.07%	2.32%
Azzad Wise Capital Fund Return After Taxes on Distributions	4.25%	1.76%
Azzad Wise Capital Fund Return After Taxes on Distributions and Sale of Fund Shares	3.84%	1.66%

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.